Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net
Schedule of intangible assets

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Customer contracts	67,687,278	63,308,495	9,702,451
Software	37,670,816	37,763,932	5,787,576
License	942,481	942,481	144,442
Less: accumulated amortization	76,752,418	80,918,992	12,401,378
Intangible assets subject to amortization	29,548,157	21,095,916	3,233,091
License with indefinite life	11,733,541	11,733,541	1,798,244
Foreign currency translation adjustment	(3,031,219)	1,347,564	206,523
Intangible assets, net	38,250,479	34,177,021	5,237,858